REVENUE FROM TIME CHARTERS - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping $ in Thousands	Jun. 30, 2019 USD ($)
2019 (for the remaining six months of the year)	$ 35,226
2020	40,951
2021	2,354
Total future committed revenue	$ 78,531